Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales by groups of products
Net revenue (notes 6 and 24)	€ 4,933,118	€ 5,340,038	€ 5,098,691
Haemoderivatives
Net sales by groups of products
Net revenue (notes 6 and 24)	3,814,983	4,242,502	3,993,462
Transfusional medicine
Net sales by groups of products
Net revenue (notes 6 and 24)	712,238	714,164	680,766
Other diagnostic
Net sales by groups of products
Net revenue (notes 6 and 24)	23,625	27,630	19,937
Fluid therapy and nutrition
Net sales by groups of products
Net revenue (notes 6 and 24)	46,670	41,359	47,677
Hospital supplies
Net sales by groups of products
Net revenue (notes 6 and 24)	70,217	58,303	67,489
Bio supplies
Net sales by groups of products
Net revenue (notes 6 and 24)	225,765	224,090	266,540
Other Product
Net sales by groups of products
Net revenue (notes 6 and 24)	€ 39,620	€ 31,990	€ 22,820